UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: October 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Portfolio Advisory Services, LLC
Address: 725 South Figueroa Street
         Suite 2328
         Los Angeles, CA  90017

13F File Number:  28-6586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth A. Culley
Title:    Compliance Officer
Phone:    213-688-9671
Signature, Place, and Date of Signing:

    Kenneth A. Culley    Los Angeles, CA    October 28, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   $117,291



List of Other Included Managers:

 No.  13F File Number     Name

                                                             VALUE    SHARES/
SH/ PUT/ INVSTMT   OTHER    -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT
PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D Adobe Systems, Inc.            COM              00724F101     1578    13900
SH       Sole                  13300               600
D America Online Inc.            COM              02364J104     2122    20400
SH       Sole                  19500               900
D American Eagle Outfitters Inc. COM              02553E106     1419    29300
SH       Sole                  28100              1200
D Applied Micro Circuits Corp.   COM              03822W109     1659    29100
SH       Sole                  27900              1200
D BJ Services                    COM              055482103     1339    42100
SH       Sole                  40400              1700
D BMC Software, Inc.             COM              055921100     2519    35200
SH       Sole                  33700              1500
D Barrick Gold Corp.             COM              067901108     1860    85500
SH       Sole                  82000              3500
D Biogen, Inc.                   COM              090597105     1356    17200
SH       Sole                  16500               700
D BroadVision Inc.               COM              111412102     1304     9800
SH       Sole                   9300               500
D Business Objects S A           COM              12328X107     2024    34300
SH       Sole                  32900              1400
D CTS Corp.                      COM              126501105     1397    24300
SH       Sole                  23300              1000
D Carrier Access Corp.           COM              144460102     1463    35000
SH       Sole                  33600              1400
D Check Point Software Tech.     COM              M22465104     1427    16900
SH       Sole                  16200               700
D Chiron Corp.                   COM              170040109     1019    36800
SH       Sole                  35100              1700
D Citigroup Inc.                 COM              172967101     1276    29000
SH       Sole                  27700              1300
D Citrix Systems Inc.            COM              177376100     2168    35000
SH       Sole                  33600              1400
D Commscope Inc.                 COM              203372107      991    30500
SH       Sole                  29000              1500
D Conexant Systems Inc.          COM              207142100     1330    18300
SH       Sole                  17500               800
D Cymer Inc.                     COM              232572107     1197    34500
SH       Sole                  32900              1600
D Dell Computer Corp.            COM              247025109     1221    29200
SH       Sole                  28000              1200
D Dendrite International Inc.    COM              248239105     1588    33600
SH       Sole                  32200              1400
D Diamond Offshore Drilling      COM              25271C102     1228    36800
SH       Sole                  35300              1500
D Electronics For Imaging        COM              286082102     1774    34500
SH       Sole                  33100              1400
D Exodus Communications          COM              302088109     1117    15500
SH       Sole                  14800               700
D Gateway, Inc.                  COM              367626108     1102    24800
SH       Sole                  23600              1200
D Genesys Telecommunications Lab COM              371931106     2138    46800
SH       Sole                  44900              1900
D Homestake Mining               COM              437614100     1459   158800
SH       Sole                 151500              7300
D Human Genome Sciences          COM              444903108     1254    17000
SH       Sole                  16200               800
D Inco Ltd.                      COM              453258402     1413    66100
SH       Sole                  63300              2800
D International Network Services COM              460053101     1153    21200
SH       Sole                  20200              1000
D JDS Uniphase Corp.             COM              46612J101     1445    12700
SH       Sole                  12200               500
D Jabil Circuit Inc.             COM              466313103     1257    25400
SH       Sole                  24200              1200
D King Pharmaceuticals           COM              495582108     1379    39400
SH       Sole                  37800              1600
D Lam Research Corp.             COM              512807108     1488    24400
SH       Sole                  23400              1000
D Lexmark International Group    COM              529771107     2222    27600
SH       Sole                  26500              1100
D MGM Grand Inc.                 COM              552953101     1167    22800
SH       Sole                  21700              1100
D MTI Technology Corp.           COM              553903105     1160    50300
SH       Sole                  47900              2400
D Macromedia Inc.                COM              556100105     1778    43500
SH       Sole                  41600              1900
D MedImmune Inc.                 COM              584699102     1246    12500
SH       Sole                  12000               500
D Mercury Interactive Corp.      COM              589405109     1595    24700
SH       Sole                  23700              1000
D Micron Technology              COM              595112103     1285    19300
SH       Sole                  18500               800
D Millennium Pharm.              COM              599902103     1157    17800
SH       Sole                  17000               800
D NCO Group Inc.                 COM              628858102     1391    29600
SH       Sole                  28400              1200
D National Semiconductor         COM              637640103     1293    42400
SH       Sole                  40400              2000
D Navigant Consulting Inc.       COM              63935N107     1883    40600
SH       Sole                  39000              1600
D Network Solutions Inc.         COM              64121Q102     2297    25000
SH       Sole                  23900              1100
D Newmont Mining Corp.           COM              651639106     2763   106800
SH       Sole                 102400              4400
D Optical Coating Laboratory     COM              683829105     1565    17000
SH       Sole                  16300               700
D PMC-Sierra Inc.                COM              69344F106     1369    14800
SH       Sole                  14200               600
D Park Place Entertainment       COM              700690100     1270   101600
SH       Sole                  96900              4700
D Peregrine Systems Inc.         COM              71366Q101     2241    55000
SH       Sole                  52800              2200
D Placer Dome Inc.               COM              725906101     1410    94800
SH       Sole                  91000              3800
D Polycom Inc.                   COM              73172K104     1525    32000
SH       Sole                  30700              1300
D QLT Phototherapeutics Inc.     COM              746927102     1147    15000
SH       Sole                  14300               700
D Qualcomm Corp.                 COM              747525103     1759     9300
SH       Sole                   8900               400
D R and B Falcon Corp.           COM              74912E101     1113    84800
SH       Sole                  80800              4000
D Schlumberger                   COM              806857108     1489    23900
SH       Sole                  22900              1000
D Scientific Atlantic            COM              808655104     1170    23600
SH       Sole                  22500              1100
D Siebel Systems Inc.            COM              826170102     1932    29000
SH       Sole                  27600              1400
D TMP Worldwide Inc.             COM              872941109     1412    23200
SH       Sole                  22300               900
D Texas Instruments              COM              882508104     1226    14900
SH       Sole                  14200               700
D Tiffany and Co.                COM              886547108     1391    23200
SH       Sole                  22100              1100
D TranSwitch Corp.               COM              894065101     1981    34750
SH       Sole                  33150              1600
D Tyco International             COM              902124106     2013    19500
SH       Sole                  18700               800
D US Freightways Corp.           COM              916906100     1255    26500
SH       Sole                  25400              1100
D Unify Corp.                    COM              904743101     1415    62900
SH       Sole                  60400              2500
D Veritas Software Corp.         COM              923436109     1822    24000
SH       Sole                  23000              1000
D Visual Networks Inc.           COM              928444108     1231    29000
SH       Sole                  27800              1200
D Waters Corporation             COM              941848103     1302    21500
SH       Sole                  21500
D Western Wireless Corp.         COM              95988E204     1332    29700
SH       Sole                  28300              1400
D Whittman-Hart Inc.             COM              966834103     1757    45300
SH       Sole                  43500              1800
D Xilynx Inc.                    COM              983919101     2077    31700
SH       Sole                  30400              1300
D Xircom                         COM              983922105     1661    38900
SH       Sole                  37300              1600